Document and Entity Information	Aug. 02, 2019
Cover [Abstract]
Entity Registrant Name	WABCO Holdings Inc.
Amendment Flag	false
Entity Central Index Key	0001390844
Document Type	8-K
Document Period End Date	Aug. 02, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-33332
Entity Tax Identification Number	20-8481962
Entity Address, Address Line One	Giacomettistrasse 1
Entity Address, Address Line Two	3000 Bern 31
Entity Address, Country	CH
Entity Address, Address Line Three	1220 Pacific Dr.
Entity Address, City or Town	Auburn Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48326-1589
City Area Code	+41-315
Local Phone Number	813-300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	WBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false